Schedule of Benefit (Provision) for Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current – domestic				$ (21)
Current – foreign			(7)	803
Current – total			(7)	782
Deferred – domestic
Income tax benefit	$ 30		$ 7	$ (782)